Cover	Mar. 31, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 6, 2021, Hemisphere Media Group, Inc. (the "Company") filed with the Securities and Exchange Commission a Current Report on Form 8-K ("Initial Form 8-K") to disclose that HMTV DTC, LLC, a wholly-owned, indirect subsidiary of the Company, completed the acquisition of all of the issued and outstanding equity interests of Pantaya, LLC ("Pantaya") that the Company did not already own (the "Acquisition"). This Amendment No. 1 on Form 8-K/A (the "Amendment") amends and supplements Item 9.01 of the Initial Form 8-K to provide the historical financial statements and the pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were omitted from the Initial Form 8-K as permitted by Item 9.01(a)(4) of Form 8-K. Any information required to be set forth in the Initial Form 8-K which is not being amended or supplemented pursuant to this Amendment is hereby incorporated by reference. Except as set forth herein, no modifications have been made to the information contained in the Initial Form 8-K. This Amendment should be read in connection with the Initial Form 8-K, which provides a more complete description of the Acquisition.
Document Period End Date	Mar. 31, 2021
Entity File Number	001-35886
Entity Registrant Name	HEMISPHERE MEDIA GROUP, INC.
Entity Central Index Key	0001567345
Entity Tax Identification Number	80-0885255
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4000 Ponce de Leon Boulevard
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33146
City Area Code	305
Local Phone Number	421-6364
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HMTV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false